Form N-1A Supplement	May 01, 2025
American Funds Global Balanced Fund | American Funds Global Balanced Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement May 1, 2025
  For the following funds with the most recent prospectuses (each as supplemented to date):
American Funds® Global Balanced Fund American Funds® Global Insight Fund

American Funds Global Insight Fund | American Funds Global Insight Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement May 1, 2025
  For the following funds with the most recent prospectuses (each as supplemented to date):
American Funds® Global Balanced Fund American Funds® Global Insight Fund